Property, plant and equipment - Changes related to suspended wells (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment
Property, plant and equipment - beginning of the year	€ 56,299	€ 53,943
Changes in the scope of consolidation		(252)
Currency translation differences	2,926	3,688
Other changes	(189)	66
Property, plant and equipment - end of the year	56,332	56,299	€ 53,943
Suspended exploration wells pending final determination
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,101	1,268	1,246
Increases for which is ongoing the determination of proved reserves	547	288	408
Amounts previously capitalized and expensed in the year	(374)	(286)	(226)
Reclassification to successful exploratory wells following the estimation of proved reserves	(147)	(43)	(48)
Disposals	(2)	(3)
Changes in the scope of consolidation	(114)	(199)
Currency translation differences	65	100	(112)
Other changes	9	(24)
Property, plant and equipment - end of the year	€ 1,085	€ 1,101	€ 1,268